Premium income and premiums paid to reinsurers	12 Months Ended
Dec. 31, 2020
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Premium income and premiums paid to reinsurers
6 Premium income and premiums paid to reinsurers

	2020	2019	2018
Life insurance	13,929	15,926	16,969
Non-life insurance	2,171	2,212	2,346
Total premium income	16,099	18,138	19,316

- Accident and health insurance	1,784	1,823	1,979
- General insurance	386	390	367
Non-life insurance premium income	2,171	2,212	2,346

Premium income decreased by EUR 2,039 million in 2020 (2019: EUR 1,178 million decrease) mainly driven by reduced new business related to COVID-19 and a reduction of upgraded Life insurance policies to the retirement platform in the UK, which represents EUR 1,327 million (2019: EUR 1,777 million; 2018: EUR 3,439 million) of total premium income Life insurance.

	2020	2019	2018
Life insurance	2,541	2,276	2,500
Non-life insurance	162	158	163
Total premiums paid to reinsurers	2,703	2,434	2,663

- Accident and health insurance	137	138	152
- General insurance	25	19	11
Non-life insurance premiums paid to reinsurers	162	158	163